Income Taxes - Tax Carryforward (Details) $ in Millions	Dec. 31, 2020 CAD ($)
Tax Credit Carryforward [Line Items]
Total income tax carryforwards recognized	$ 3,208
Canadian
Tax Credit Carryforward [Line Items]
Tax carryforward, gross	229
Unrecognized	(26)
Total income tax carryforwards recognized	203
Foreign
Tax Credit Carryforward [Line Items]
Federal and state net operating loss	2,971
Tax carryforward, gross	3,005
Capital loss | Canadian
Tax Credit Carryforward [Line Items]
Tax credit carryforward	27
Non-capital loss | Canadian
Tax Credit Carryforward [Line Items]
Tax credit carryforward	200
Other tax credits | Canadian
Tax Credit Carryforward [Line Items]
Tax credit carryforward	2
Other tax credits | Foreign
Tax Credit Carryforward [Line Items]
Tax credit carryforward	$ 34